Goodwill (Detail) (USD $) In Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill [Line Items]
Opening balance	$ 175,860	$ 173,568
Current period acquisitions	107,278	3,505
Prior period acquisitions		2,539
Foreign exchange movement	(190)	(3,752)
Closing balance	$ 282,948	$ 175,860